Employee Benefit Expenses - Schedule of The Pension Plans In Norway (parenthetical) (Details) - HMH Holding BV And Subsidiaries [Member]	Dec. 31, 2025	Dec. 31, 2024
Discount Rate [Member]
Effect Of One Percentage Point Defined Benefit Obligation [Line Items]
Actuarial Assumption Change Rate Percentage	1.00%	1.00%
Future Salary Growth [Member]
Effect Of One Percentage Point Defined Benefit Obligation [Line Items]
Actuarial Assumption Change Rate Percentage	1.00%	1.00%